CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (42,397,279)	$ (16,432,308)	$ (15,266,184)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	858,408	816,686	909,002
Gain on disposal of property, equipment and software	327	(1,841)	(846)
Sharebased compensation	10,129,541	611,711	126,540
Change in fair value of warrant liabilities	0	(1,207,415)	(534,305)
Foreign exchange gain, net	644,693	(21,867)	(12,698)
Changes in operating assets and liabilities:
Accounts receivable, net	480,000	(480,000)
Prepayments and other current assets	(2,337,011)	111,516	(1,337,063)
Amount due from related parties	1,300,790	(704,253)	268,671
Other noncurrent assets	(13,292)	(38,040)	(28,808)
Accounts payable	1,097,261	153,737	389,124
Contract liabilities	(267,842)	993,378
Amount due to related parties	639,579	(1,778,469)	2,135,397
Accruals and other current liabilities	1,243,150	(34,277)	(913,495)
Other noncurrent liabilities	91,955	(142,114)
Net cash used in operating activities	(28,529,720)	(18,153,556)	(14,264,665)
Cash flows from investing activities:
Placement of shortterm investments		(19,000,000)	(58,000,000)
Withdrawal of shortterm investments	8,000,000	44,000,000	29,000,000
Proceeds from disposal of property, equipment and software	7,930	7,697	5,166
Purchase of property, equipment and software	(935,199)	(151,829)	(514,703)
Net cash (used in) generated from investing activities	7,072,731	24,855,868	(29,509,537)
Cash flows from financing activities:
Proceeds from borrowings	6,083,650	2,651,874	2,417,868
Proceeds from issuance of convertible redeemable preferred shares and warrants		68,999,999	50,000,033
Proceeds from exercise of share options	140,928	459,796
Repayment of borrowings	(1,063,670)	(2,417,192)	(1,360,051)
Payment of initial public offering costs	(721,532)
Net cash generated from financing activities	4,439,376	69,694,477	51,057,850
Effect of exchange rate on cash and cash equivalents	(364,177)	77,544	38,703
Net increase (decrease) in cash and cash equivalents	(17,381,790)	76,474,333	7,322,351
Cash and cash equivalents at the beginning of year	92,532,788	16,058,455	8,736,104
Cash and cash equivalents at the end of year	75,150,998	92,532,788	16,058,455
Supplemental cashflow disclosures:
Interest paid	202,165	142,058	91,085
Noncash activities:
Accretion of convertible redeemable preferred shares to redemption value	248,113	$ 246,184	222,846
Deemed contribution from convertible redeemable preferred shareholders			$ 1,186,187
Payables for deferred initial public offering cost	$ 2,276,183